Gains or losses on financial assets and liabilities - Financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial assets at fair value through profit or loss	€ 175,210	€ 161,069	€ 160,240
Maximum exposure to credit risk	943,903	993,412
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	59,624	56,323	40,875
Loans and advances - Central banks
Financial instruments
Financial assets at fair value through profit or loss	6,473	9,226	0
Loans and advances - Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	21,649	23,099	11,585
Loans and advances - Customers
Financial instruments
Financial assets at fair value through profit or loss	31,502	23,998	29,290
Loans and advances - credit institutions and customers
Financial instruments
Reverse repurchase agreements	39,555
Mortgage backed assets	1,882
Debt instruments
Financial instruments
Financial assets at fair value through profit or loss	36,402	36,609	39,836
Spanish and foreign government securities
Financial instruments
Financial assets at fair value through profit or loss	29,941
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	15,787	12,198	22,286
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	63,397	€ 55,939	€ 57,243
Maximum exposure to credit risk	€ 32,552